Document and Entity Information	9 Months Ended
	Sep. 30, 2011	Nov. 14, 2011
Document And Entity Information
Entity Registrant Name	MMAX MEDIA, INC.
Entity Central Index Key	0001448705
Document Type	S-1
Document Period End Date	Sep 30, 2011
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		44,646,539
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2011
Amendment Description	Restatement

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2011	Dec. 31, 2010
ASSETS
Cash	$ 130,554	$ 13,989
Prepaid expenses	6,600	2,082
TOTAL CURRENT ASSETS	137,154	16,071
COMPUTER EQUIPMENT AND WEBSITE COSTS, NET	23,652	25,283
OTHER ASSETS
Deposits	4,290
TOTAL OTHER ASSETS	4,290
TOTAL ASSETS	165,096	41,354
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	9,356	3,000
Accrued expenses	29,066
Deferred revenue	124	4,960
Note payable	2,000	15,000
TOTAL CURRENT LIABILITIES	40,546	22,960
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY
Preferred stock, $0.001 par value, 5,000,000 shares authorized, 0 shares issued and outstanding, respectively
Common stock, $0.001 par value, 195,000,000 shares authorized, 44,646,539 and 20,582,076 shares issued and outstanding, respectively	44,645	20,580
Additional paid in capital	1,423,753	252,150
Accumulated deficit during development stage	(1,343,848)	(254,336)
TOTAL STOCKHOLDERS' EQUITY	124,550	18,394
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 165,096	$ 41,354

CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	195,000,000	195,000,000
Common stock, shares issued	44,646,539	20,582,076
Common stock, shares outstanding	44,646,539	20,582,076

CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		11 Months Ended	20 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2010	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2011
Revenue
Service Revenue, net	$ 7,285	$ 13,176	$ 17,731	$ 25,928	$ 28,973	$ 54,901
OPERATING EXPENSES
Professional fees	7,106	775	1,780	94,646	1,780	96,426
Web development and hosting	17,435	1,473	9,487	55,546	20,622	76,168
Marketing	5,135	1,028	3,022	8,157	1,010	9,167
Payroll and payroll taxes	119,409	28,628	80,767	213,171	98,873	312,044
Consulting	529,462	1,530	2,568	584,673	111,673	696,346
Travel and entertainment	9,135	9,786	18,581	22,156	26,187	48,343
Impairment of intangible assets				1,454		1,454
General and administrative	50,817	10,606	17,593	84,336	23,164	107,500
Total Operating Expenses	738,499	53,826	133,798	1,064,139	283,309	1,347,448
NET LOSS FROM OPERATIONS	(731,214)	(40,650)	(116,067)	(1,038,211)	(254,336)	(1,292,547)
OTHER EXPENSES
Liquidated damages				16,575		16,575
Interest expense				34,726		34,726
Total other expenses				51,301		51,301
Net loss before provision for income taxes	(731,214)	(40,650)	(116,067)	(1,089,512)	(254,336)	(1,343,848)
Provision for Income Taxes
NET LOSS	$ (731,214)	$ (40,650)	$ (116,067)	$ (1,089,512)	$ (254,336)	$ (1,343,848)
Net loss per share - basic and diluted	$ (0.02)	$ 0	$ (0.01)	$ (0.03)		$ (0.05)
Weighted average number of shares outstanding during the period - basic and diluted	43,245,232	19,436,879	18,071,203	34,487,551		26,104,137

CONDENSED CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (USD $)	Preferred Stock Issuance of stock for Purchase of MMAX Media, Inc.	Preferred Stock	Common Stock Issuance of stock for Purchase of MMAX Media, Inc.	Common Stock Issuance of stock for cash (founders)	Common Stock Issuance of stock for cash	Common Stock Issuance of stock for services	Common Stock Issuance of stock for cash, net of expenses $8,788	Common Stock Issuance for loan conversion	Common Stock Issuance of stock for legal services	Common Stock Issuance of stock for liquidated damages	Common Stock	Additional Paid-In Capital Issuance of stock for Purchase of MMAX Media, Inc.	Additional Paid-In Capital Issuance of stock for cash (founders)	Additional Paid-In Capital Issuance of stock for cash	Additional Paid-In Capital Issuance of stock for services	Additional Paid-In Capital Issuance of stock for cash, net of expenses $8,788	Additional Paid-In Capital Issuance for loan conversion	Additional Paid-In Capital Issuance of stock for legal services	Additional Paid-In Capital Issuance of stock for liquidated damages	Additional Paid-In Capital	Accumulated Deficit During Development Stage	Issuance of stock for Purchase of MMAX Media, Inc.	Issuance of stock for cash (founders)	Issuance of stock for cash	Issuance of stock for services	Issuance of stock for cash, net of expenses $8,788	Issuance for loan conversion	Issuance of stock for legal services	Issuance of stock for liquidated damages	Total
Beginning Balance, value at Jan. 21, 2010
Beginning Balance, shares at Jan. 21, 2010
Issuance of stock, shares				14,370,816	5,420,333	790,927
Issuance of stock, value				14,370	5,420	790							(14,332)	147,590	109,845								38	153,000	110,635
In contribution of services																				9,057										9,057
Net Loss																					(254,336)									(254,336)
Ending Balance, value at Dec. 31, 2010											20,580									252,150	(254,336)									18,394
Ending Balance, shares at Dec. 31, 2010											20,582,076
Issuance of stock, shares	638,602		12,403,374			427,319	4,290,000	394,000	100,000	63,750
Issuance of stock, value	638		12,403			427	4,290	394	100	64		22,073			86,573	523,172	48,856	12,400	16,511			(9,032)			87,000	527,462	49,250	12,500	16,575
Warrants issued to consultants for services																				511,913										511,913
Conversion of preferred stock to common stock, shares		(638,602)									6,386,020
Conversion of preferred stock to common stock, value		(638)									6,387									(5,749)
Net Loss																					(1,089,512)									(1,089,512)
Ending Balance, value at Sep. 30, 2011											$ 44,645									$ 1,423,753	$ (1,343,848)									$ 124,550
Ending Balance, shares at Sep. 30, 2011											44,646,539

CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (USD $)	9 Months Ended		11 Months Ended	20 Months Ended
	Sep. 30, 2010	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (116,067)	$ (1,089,512)	$ (254,336)	$ (1,343,848)
Adjustments to reconcile net loss to net cash used in operating activities:
In-kind contribution	8,244		9,057	119,730
Depreciation	329	6,786	425	8,947
Impairment of license		1,454		1,454
Warrants issued for services		511,913	110,673	511,913
Common stock issued for services		95,000		95,000
Stock based compensation to note holders for interest		34,250		34,250
Changes in operating assets and liabilities:
Decrease / (increase) in prepaid expenses		(18)	(2,082)	(2,100)
Increase in accounts payable		22,848	3,000	25,848
Increase in liquidated damages		16,575		16,575
(Decrease) / increase in deferred revenue		(4,836)	4,960	124
Net Cash Used In Operating Activities	(107,494)	(405,540)	(128,303)	(532,107)
CASH FLOWS USED IN INVESTING ACTIVITIES:
Deposits		(4,290)		(4,290)
Purchase of computer equipment and website	(4,958)	(5,155)	(25,708)	(32,599)
Cash acquired in acquisition		4,088		4,088
Net Cash Used In Investing Activities	(4,958)	(5,357)	(25,708)	(32,801)
CASH FLOWS FROM FINANCING ACTIVITIES:
Notes payable		30,000	15,000	45,000
Repayment of notes payable		(30,000)		(30,000)
Sale of common stock	142,962	527,462	153,000	680,462
Net Cash Provided By Financing Activities	142,962	527,462	168,000	695,462
NET INCREASE IN CASH	30,510	116,565	13,989	130,554
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD		13,989
CASH AND CASH EQUIVALENTS AT END OF PERIOD	30,510	130,554	13,989	130,554
Supplemental disclosure of non cash investing & financing activities:
Cash paid for income taxes
Cash paid for interest expense
License		1,454		1,454
Accounts payable and accrued liabilities		$ 14,573		$ 14,573
On March 16, 2011, the Company issued 144,000 shares of common stock in exchange for a note payable of $15,000 with a beneficial conversion feature valued at $3,000.
On March 16, 2011, the Company issued 12,403,374 common shares and 638,602 preferred shares for the acquisition of Mmax Media, Inc.

ORGANIZATION, NATURE OF BUSINESS AND GOING CONCERN	9 Months Ended	11 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
ORGANIZATION, NATURE OF BUSINESS AND GOING CONCERN

NOTE 1 – ORGANIZATION, NATURE OF BUSINESS AND GOING CONCERN

(A) Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules and regulations of the Securities and Exchange Commission for interim financial information. Accordingly, they do not include all the information necessary for a comprehensive presentation of financial position and results of operations.

It is management’s opinion however, that all material adjustments (consisting of normal recurring adjustments) have been made, which are necessary for a fair consolidated financial statements presentation. The results for the interim period are not necessarily indicative of the results to be expected for the year.

(B) Organization

On March 16, 2011 (the “Closing Date”) MMAX Media, Inc. (“MMAX”) completed its agreement and plan of merger (the “Merger Agreement”) to acquire Hyperlocal Marketing, LLC, a Florida limited liability company (“Hyperlocal”), pursuant to which Hyperlocal merged with and into HLM Paymeon, Inc., a Florida corporation and wholly owned subsidiary of MMAX. Under the terms of the Merger Agreement, the Hyperlocal members received 20,789,395 shares of MMAX common stock, which equal approximately 50.1% of the total shares of MMAX issued and outstanding following the merger on a fully diluted basis. In accordance with ASC Topic 360-10-45-15, the transaction is accounted for as a reverse acquisition and Hyperlocal is considered the accounting acquirer and the acquiree is MMAX since the members of Hyperlocal obtained voting and management control of MMAX and the transaction has been accounted as a reverse merger.

Hyperlocal Marketing, LLC was originally organized in the State of Florida on January 22, 2010. The Company has focused its efforts on organizational activities, raising capital, software development and evaluating operational opportunities.

Hyperlocal is a development stage company that owns and operates products aimed at the location-based marketing industry. Hyperlocal develops and markets products that provide merchants and consumers with mobile marketing services and offers, including but not limited to, mobile coupons, mobile business cards, mobile websites, use of SMS short codes and contest management. Hyperlocal has nominal revenues since its inception. Hyperlocal has also developed “PayMeOn”, a product designed to offer its customers income potential through the purchase and referral of “coupon-style” deals through its mobile and web interfaces

MMAX Media, Inc. and its wholly owned subsidiaries are herein referred to as the “Company”.

(C) Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements include the accounts of MMAX Media, Inc. from the acquisition date of March 16, 2011 to June 30, 2011 and its wholly owned subsidiaries, Hyperlocal Marketing, LLC. and HLM Paymeon, Inc. from January 22, 2010 (inception) through September 30, 2011. All intercompany accounts have been eliminated in the consolidation.

(D) Going Concern

Since inception, the Company has incurred net operating losses and used cash in operations. As of September 30, 2011, the Company had an accumulated deficit of $1,343,848 and used cash in operations of $532,107 from inception. Losses have principally occurred as a result of the substantial resources required for research and development and marketing of the Company’s products which included the general and administrative expenses associated with its organization and product development and the impairment of licenses in the amount of $1,454.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern. These financial statements do not include any adjustments to reflect the possible future effect on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from the outcome of these uncertainties. Management believes that the actions presently being taken to obtain additional funding and implement its strategic plan provides the opportunity for the Company to continue as a going concern.

NOTE 1 ORGANIZATION, NATURE OF BUSINESS AND GOING CONCERN

(A) Organization

Hyperlocal Marketing, LLC (The Company) was originally organized in the State of Florida on January 22, 2010. The Company has focused it efforts on organizational activities, raising capital, software development and evaluating operational opportunities.

(B) Nature of Business

The Company  intends to be a subscription and advertising based seller and reseller of mobile marketing and group buying software and services to consumers and companies in the automotive, healthcare, financial services, food services, specialty retail and other industries.  Hyperlocal Marketing currently markets and sells easy to use mobile marketing services, including mobile coupons, mobile business cards, mobile websites, use of SMS short codes, contest management, and more.  The Company also has premium keyword related products and is developing additional location based applications

(C) Going Concern

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company and its ability to meet its ongoing obligations. The Company has a net loss of $254,336 and net cash used in operations of $128,303 from the period January 22, 2010 (Inception) to December 31, 2010 and a working deficiency of $6,889 at December 31, 2010.

These conditions, as well as the conditions noted below, were considered when evaluating the Company’s liquidity and its ability to meet its ongoing obligations. These financial statements do not include any adjustments to reflect the possible future effect on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from the outcome of these uncertainties. Management believes that the actions presently being taken to obtain additional funding and implement its strategic plan provides the opportunity for the Company to continue as a going concern.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	11 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(A) Cash and Cash Equivalents

The Company considers investments that have original maturities of three months or less when purchased to be cash equivalents.

(B) Use of Estimates in Financial Statements

The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates during the period covered by these financial statements include the valuation of website costs, stock based compensation and any beneficial conversion features on convertible debt.

(C) Fair value measurements and Fair value of Financial Instruments

The Company adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1-Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2-Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3-Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The Company did not identify any assets or liabilities that are required to be presented on the balance sheets at fair value in accordance with ASC Topic 820.

Due to the short-term nature of all financial assets and liabilities, their carrying value approximates their fair value as of the balance sheet date.

(D) Computer Equipment and Website Costs

Computer Equipment and Website Costs are capitalized at cost, net of accumulated depreciation. Depreciation is calculated by using the straight-line method over the estimated useful lives of the assets, which is three years for all categories. Repairs and maintenance are charged to expense as incurred. Expenditures for betterments and renewals are capitalized. The cost of computer equipment and the related accumulated depreciation are removed from the accounts upon retirement or disposal with any resulting gain or loss being recorded in operations.

Software maintenance costs are charged to expense as incurred. Expenditures for enhanced functionality are capitalized.

The Company has adopted the provisions of ASC 350-50-15, “Accounting for Web Site Development Costs.” Costs incurred in the planning stage of a website are expensed as research and development while costs incurred in the development stage are capitalized and amortized over the life of the asset, estimated to be three years.

(E) Impairment of Long-Lived Assets

The Company evaluates its long-lived assets for impairment whenever events or a change in circumstances indicate that the carrying amount of such assets may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the asset to the future net undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is the excess of the carrying amount over the fair value of the asset.

(F) Income Taxes

The Company accounts for income taxes under FASB Codification Topic 740-10-25 (“ASC 740-10-25”). Under ASC 740-10-25, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under ASC 740-10-25, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

(G) Revenue Recognition

The Company recognizes revenue on arrangements in accordance with FASB ASC No. 605, “Revenue Recognition”. In all cases, revenue is recognized only when the price is fixed and determinable, persuasive evidence of an arrangement exists, the service is performed and collectability of the resulting receivable is reasonably assured.

The Company recognizes revenue from the sale of keywords over the period the keywords are purchased for exclusive use, usually one year.

The Company recognizes revenue from setup fees in accordance with Topic 13, which requires the fees to be deferred and amortized over the term of the agreements. Revenue from the sale of bulk text messages sales are recognized at the time messages are delivered. Revenue from monthly membership fees are recorded during the month the membership is earned.

(H) Segments

The Company operates in one segment and therefore segment information is not presented.

(I) Loss Per Share

The basic loss per share is calculated by dividing the Company's net loss available to common shareholders by the weighted average number of common shares during the year. The diluted loss per share is calculated by dividing the Company's net loss available to common shareholders by the diluted weighted average number of shares outstanding during the period. The diluted weighted average number of shares outstanding is the basic weighted number of shares adjusted for any potentially dilutive debt or equity. As of September 30, 2011 there are no preferred shares outstanding. The Company has 11,200,000 shares issuable upon the exercise of warrants that were not included in the computation of dilutive loss per share because their inclusion is anti-dilutive. There are no dilutive securities outstanding as of September 30, 2011.

NOTE 2 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(A) Cash and Cash Equivalents

The Company considers investments that have original maturities of three months or less when purchased to be cash equivalents.

(B) Use of Estimates in Financial Statements

The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates during the period covered by these financial statements include the valuation of software for impairment analysis purposes and valuation of any beneficial conversion features on convertible debt.

(C) Fair value measurements and Fair value of Financial Instruments

The Company adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1-Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2-Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3-Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The Company did not identify any assets or liabilities that are required to be presented on the balance sheets at fair value in accordance with ASC Topic 820.

Due to the short-term nature of all financial assets and liabilities, their carrying value approximates their fair value as of the balance sheet date.

Software maintenance costs are charged to expense as incurred. Expenditures for enhanced functionality are capitalized. The cost of the software and the related accumulated amortization are removed from the accounts upon retirement of the software with any resulting loss being recorded in operations.

(D) Computer Equipment, net

Are capitalized at cost, net of accumulated depreciation. Depreciation is calculated by using the straight-line method over the estimated useful lives of the assets, which is three years for all categories. Repairs and maintenance are charged to expense as incurred. Expenditures for betterments and renewals are capitalized. The cost of computer equipment and the related accumulated depreciation are removed from the accounts upon retirement or disposal with any resulting gain or loss being recorded in operations.

(E) Impairment of Long-Lived Assets

The Company evaluates its long-lived assets for impairment whenever events or a change in circumstances indicate that the carrying amount of such assets may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the asset to the future net undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is the excess of the carrying amount over the fair value of the asset.

(F) Income Taxes

As a limited liability company, the Company does not incur income taxes. Instead, its earnings are included in the members’ personal income tax returns and taxed depending on their personal tax situations.  The financial statements, therefore, do not include a provision for income taxes.

(G) Revenue Recognition

The Company will recognize revenue on arrangements in accordance with FASB ASC No. 605, “Revenue Recognition”.  In all cases, revenue is recognized only when the price is fixed and determinable, persuasive evidence of an arrangement exists, the service is performed and collectability of the resulting receivable is reasonably assured.

The Company recognizes revenue from the sale of keywords over the period the keywords are purchased for exclusive use, usually one year.

The Company recognizes revenue from setup fees at the time the initial set up is complete and no further work is required. Revenue from the sale of bulk text messages sales are recognized at the time messages are delivered. Revenue from monthly membership fees are recorded upon the monthly anniversary date of each member.

(H) Recent Accounting Pronouncements

The following is a summary of recent authoritative pronouncements that affect accounting, reporting, and disclosure of financial information by the Company.

In January 2010, the FASB issued Accounting Standard Update (ASU) No. 2010-06, Improving Disclosures about Fair Value Measurements, which requires additional disclosures about (1) the different classes of assets and liabilities measured at fair value, (2) the valuation techniques and inputs used, (3) the activity in Level 3 fair value measurements, and (4) the transfers between Levels 1, 2 and 3. The new disclosures are effective for the Company’s financial statements issued for interim and annual periods beginning January 1, 2010. The Company applied these disclosures in the accompanying footnotes except for non-financial assets as provided in ASC 820-10-65.

Recently Adopted Accounting Standards - The following is a summary of recent authoritative pronouncements that were adopted in the attached financial statements by the Company.

(I) Website Costs

The Company has adopted the provisions of Emerging Issues Task Force 00-2, “Accounting for Web Site Development Costs.” Costs incurred in the planning stage of a website are expensed as research and development while costs incurred in the development stage are capitalized and amortized over the life of the asset, estimated to be three years.

SOFTWARE COSTS	9 Months Ended	11 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
SOFTWARE COSTS

NOTE 3 SOFTWARE COSTS

Software costs consisted of the following at December 31, 2010

Software costs	$24,775
Accumulated amortization	(254)
Impairment	-
Software costs, net	$24,521

Amortization expense for the period January 22, 2010 (Inception) to December 31, 2010 was $254.

RECENT ACCOUNTING PRONOUNCEMENTS	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
RECENT ACCOUNTING PRONOUNCEMENTS

NOTE 3 – RECENT ACCOUNTING PRONOUNCEMENTS

ASU No. 2011-03; Reconsideration of Effective Control for Repurchase Agreements. In April 2011, the FASB issued ASU No. 2011-03. The amendments in this ASU remove from the assessment of effective control the criterion relating to the transferor’s ability to repurchase or redeem financial assets on substantially the agreed terms, even in the event of default by the transferee. The amendments in this ASU also eliminate the requirement to demonstrate that the transferor possesses adequate collateral to fund substantially all the cost of purchasing replacement financial assets.

The guidance in this ASU is effective for the first interim or annual period beginning on or after December 15, 2011. The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. Early adoption is not permitted. The Company will adopt the methodologies prescribed by this ASU by the date required, and does not anticipate that the ASU will have a material effect on its financial position or results of operations.

ASU No. 2011-04; Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. In May 2011, the FASB issued ASU No. 2011-04. The amendments in this ASU generally represent clarifications of Topic 820, but also include some instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed. This ASU results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRSs. The amendments in this ASU are to be applied prospectively. For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011. Early application by public entities is not permitted.

The Company will adopt the methodologies prescribed by this ASU by the date required, and does not anticipate that the ASU will have a material effect on its financial position or results of operations.

ASU No. 2011-05; Amendments to Topic 220, Comprehensive Income. In June 2011, the FASB issued ASU No. 2011-05. Under the amendments in this ASU, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income.

The amendments in this ASU should be applied retrospectively. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted, because compliance with the amendments is already permitted. The amendments do not require any transition disclosures. Due to the recent of this pronouncement, the Company is evaluating its timing of adoption of ASU 2011-05, but will adopt the ASU retrospectively by the due date.

LICENSES	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
LICENSES

NOTE 4 – LICENSES

On February 1, 2010, the Company entered into a distribution license agreement valued at $4,363. Accumulated amortization for the distribution license was $2,909 as of June 30, 2011. The unamortized amount of $1,454 was impaired and expensed during the quarter ended June 30, 2011.

COMPUTER EQUIPMENT, NET	9 Months Ended	11 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
COMPUTER EQUIPMENT, NET

NOTE 4 COMPUTER EQUIPMENT, NET

Computer equipment consisted of the following at December 31, 2010

Computer equipment	$933
Accumulated depreciation	(171)
Furniture and equipment, net	$762

Depreciation expense for period January 22, 2010 (Inception) to December 31, 2010 was $171.

RESTATEMENT	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
RESTATEMENT

NOTE 5 – RESTATEMENT

On March 16, 2011 (the “Closing Date”), MMAX Media, Inc. completed its agreement and plan of merger (the “Merger Agreement”), to acquire Hyperlocal Marketing, LLC, a Florida limited liability company (“Hyperlocal”), pursuant to which Hyperlocal merged with and into HLM Paymeon, Inc., a Florida corporation and wholly owned subsidiary of MMAX. Under the terms of the Merger Agreement, the Hyperlocal members received 20,789,395 shares of MMAX common stock. In accordance with ASC Topic 360-10-45-15, the transaction is accounted for as a reverse acquisition and Hyperlocal is considered the accounting acquirer and the acquiree is MMAX since the members of Hyperlocal obtained voting and management control of MMAX. Hyperlocal is deemed to have issued 638,602 preferred shares and 12,403,374 common shares pursuant to the reverse merger.

On January 6, 2012 as a result of comments received by the Securities and Exchange Commission, the Company determined that the merger with Hyperlocal Marketing, LLC should be treated as a reverse merger and not as an acquisition. The Company has restated its financial statements to reflect this basis of accounting.

	September 30, 2011
Changes to Condensed Consolidated Balance Sheet	As Previously Reported	Adjustment	As Restated

Additional Paid In Capital	$6,128,857	$(4,705,104)	$1,423,753

Deficit Accumulated during the development stage	$(6,048,952)	$4,705,104	$(1,343,848)

	Nine Months Ended September 30, 2011
Changes to Condensed Consolidated Statement of Operations	As Previously Reported	Adjustment	As Restated

Impairment of Intangible Assets	$4,706,558	$(4,705,104)	$1,454

Net Loss	$(5,794,616)	$4,705,104	$(1,089,512)

Net loss per share – basic and diluted	$(0.17)	$0.14	$(0.03)

	For the Period From January 22, 2010 (Inception) to September 30, 2011
Changes to Condensed Consolidated Statement of Operations	As Previously Reported	Adjustment	As Restated

Impairment of Intangible Assets	$4,706,558	$4,705,104	$$1,454

Net Loss	$(6,048,952)	$4,705,104	$(1,343,848)

Net Loss per Share – basic and diluted	$(.023)	$0.18	$(0.05)

	Nine Months Ended September 30, 2011
Changes to Condensed Consolidated Statement of Cash Flows	As Previously Reported	Adjustment	As Restated

Net Loss	$(5,794,616)	$4,705,104	$(1,089,512)

Impairment of Goodwill	$4,705,104	$(4,705,104)	$-

	For the Period From January 22, 2010 (Inception) to September 30, 2011
Changes to Condensed Consolidated Statement of Cash Flows	As Previously Reported	Adjustment	As Restated

Net Loss	$(6,048,952)	$4,705,104	$(1,343,848)

Impairment of Goodwill	$4,705,104	$(4,705,104)	$-

LIQUIDATED DAMAGES	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
LIQUIDATED DAMAGES

NOTE 6 – LIQUIDATED DAMAGES

Pursuant to the Company’s private placement completed during the six months ended June 30, 2011 in the gross amount of $276,250, as of June 30, 2011 purchasers under the private placement (the “Holders”) are entitled to liquidated damages if a registration statement covering the resale of the 2,210,000 shares of common stock sold under the private placement (the “Registrable Securities”) is not filed within 60 days of the termination date of the private placement and declared effective within 180 days of the termination date. The Company shall make pro rata payments to each Holder, in an amount equal to 1.0% of the aggregate amount invested by such Holder (based upon the number of Registrable Securities then owned by such Holder) for each 30-day period or pro rata for any portion thereof following the date by which such Registration Statement should have been filed or effective (the “Blackout Period”). Such payments shall constitute the Holder’s exclusive monetary remedy for such events, but shall not affect the right of the Holder to seek injunctive relief. The amounts payable as liquidated damages shall be paid monthly within ten (10) business days of the last day of each month following the commencement of the Blackout Period until the termination of the Blackout Period. Such payments shall be made to each holder at the sole option of the Company in either cash or shares of Common Stock. Furthermore, the damages payable to each holder shall not exceed 6% of the aggregate amount invested by such Holder. At September 30, 2011 the Company has not filed the required registration statement and issued a total of 63,750 shares of common stock value at $16,575 ($.26 per share) as payment for liquidated damages.

NOTES PAYABLE	9 Months Ended	11 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
NOTES PAYABLE

NOTE 7 – NOTES PAYABLE

In December and September 2010, the Company issued unsecured, non-interest bearing, due on demand notes for $8,000 and $16,000, respectively. During the quarter ended December 31, 2010 the Company repaid $22,000. As of September 30, 2011, the outstanding principal balance of the notes was $2,000.

On December 5, 2010 the Company borrowed $15,000 pursuant to a note payable. The note bears interest at a rate of 10% per annum and is payable upon demand by the holder after March 10, 2011. As additional consideration the holder is entitled to receive 100,000 shares of common stock in a newly formed entity if the Company completed the merger by March 10, 2011. If the Company completed the merger after March 10, 2011 the holder is entitled to 150,000 shares of common stock in the newly formed entity. If the Company did not complete the merger, the holder is not entitled to any shares of common stock. The Company completed the Merger on March 16, 2011 and issued 150,000 shares of common stock valued at a recent cash offering price of $18,750 ($.125 per share) as additional consideration. The Company repaid the note on March 23, 2011. On January 21, 2011, the Company borrowed $15,000 pursuant to a convertible note payable. The note bears interest at a rate of 10% per annum and is payable July 20, 2011. If the Company completes the merger prior to July 20, 2011 the note and accrued interest automatically converts into 144,000 shares of common stock in the newly formed entity. If the Company has not completed the merger by July 20, 2011 the note and accrued interest is due the holder. On March 16, 2011 the Company completed the merger and issued 144,000 shares of common stock value at a recent cash offering price of $18,000 ($.125 per share) for principal of $15,000. On March 16, 2011, when the loan became convertible and was repaid, the Company recorded a beneficial conversion expense of $3,000 in interest expense and paid accrued interest of $99.

On February 3, 2011, the Company borrowed $15,000 pursuant to a note payable. The note bears interest at a rate of 10% per annum and is payable upon demand by the holder after March 10, 2011. As additional consideration the holder is entitled to receive 100,000 shares of common stock in the newly formed entity if the Company completed the merger by March 10, 2011. If the Company completed the merger after March 10, 2011 the holder is entitled to 150,000 shares of common stock in the newly formed entity. The Company completed the Merger on March 16, 2011 and issued 100,000 shares of common stock valued at a recent cash offering price of $12,500 ($.125 per share) as additional consideration. The Company repaid the note on March 23, 2011.

NOTE 5 NOTES PAYABLE

On December 5, 2010 the Company borrowed $15,000 pursuant to a note payable. The note bears interest at a rate of 10% per annum and is payable upon demand by the holder after March 10, 2011. As additional consideration the holder is entitled to receive 100,000 shares of common stock in a newly formed entity if the Company completes a merger by March 10, 2011. If the Company completes a merger after March 10, 2011 the holder is entitled to 150,000 shares of common stock in the newly formed entity. If the Company does not complete a merger the holder is not entitled to any shares of common stock. As of December 31, 2010 the Company has not recorded any value for this contingency.

COMMITMENTS AND CONTINGENCIES	9 Months Ended	11 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
COMMITMENTS AND CONTINGENCIES

NOTE 8 – COMMITMENTS AND CONTINGENCIES

During January 2011, the Company entered into a two year software development and marketing agreement with a software developer. The agreement requires the developer to develop an application to use the Company’s product in an iphone application. The agreement requires the application to reach one of the following milestones; 200,000 downloads or 10,000 gift certificate purchases within 60 days of the application becoming available. The developer is entitled to 3% of the gross sales of the gift certificates and the issuance of 207,319 shares of common stock of the Company upon meeting the milestone. In January 2011, the Company amended the agreement to remove the milestones and issued the developer 207,319 shares of common stock valued at a recent cash offering cost of $29,000 ($0.14 per share). As of September 30, 2011 there were no amounts owed.

On August 15, 2011, the Company entered into an employment agreement with its Chief Executive Officer. The agreement is for a period of one year and automatically extends for one day each day until either party notifies the other not to further extend the employment period, provides for an annual base salary totaling $250,000 and annual bonuses based on pre-tax operating income, as defined, for an annual minimum of $50,000 in total. During the three months ended September 30, 2011 the Company recorded a salary expense of $ 33,963 including the prorated portions of the minimum annual bonus of $2,524. Accrued compensation at September 30, 2011 was $6,868.

NOTE 6 COMMITMENTS AND CONTINGENCIES

On December 5, 2010 the Company borrowed $15,000 pursuant to a note payable. The note bears interest at a rate of 10% per annum and is payable upon demand by the holder after March 10, 2011. As additional consideration the holder is entitled to 100,000 shares of common stock in a newly formed entity if the Company completes a merger by March 10, 2011. If the Company completes a merger after March 10, 2011 the holder is entitled to 150,000 shares of common stock in the newly formed entity. If the Company does not complete a merger the holder is not entitled to any shares of common stock. As of December 31, 2010 the Company has not recorded any value for this contingency.

During January 22, 2010, the Company entered into a one year consulting services agreement with a consultant to provide services related to financial services and public relations matters. The agreement requires the Company to issue 11.06 units and make cash payments of up to $100,000 based on certain milestone events and further negotiation between the parties.

During January 2011, the Company entered into a two year software development and marketing agreement with a software developer. The agreement requires the developer to develop an application to use the Company’s product in an iphone application. The agreement requires the application to reach one of the following milestones; 200,000 downloads or 10,000 gift certificate purchases within 60 days of the application becoming available. The developer is entitled to 3% of the gross sales of the gift certificates and the issuance of 2.90 units of the Company upon meeting the milestone.

STOCKHOLDERS EQUITY	9 Months Ended	11 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
STOCKHOLDERS EQUITY

NOTE 9 – STOCKHOLDERS EQUITY

The Company is authorized to issue up to 195,000,000 shares of common stock, par value $0.001, and up to 5,000,000 shares of convertible preferred stock, par value $0.001.

Each share of the convertible preferred stock can be exchanged for ten (10) shares of common stock of the Company.

During January 2010, the Company issued 14,370,816 shares to founders for services. The shares were valued at the fair value on the date of grant of $38 ($.000003 per share).

During March 2010, the Company issued 5,134,375 shares for cash of $133,000 ($.026 per share).

During June 2010, the Company issued 285,958 shares for cash of $20,000 ($.07 per share).

During 2010, the Company issued 790,927 shares for services with a fair value on the date of grant of $110,635 ($.14 per share).

During 2010, a related party shareholder contributed $9,057 of salary back to the Company. The amount was recorded as an in-kind contribution by the shareholder.

During January 2011, the Company issued 207,319 shares of common stock for software development with a fair value of $29,000, based on a recent cash offering price ($.139 per share).

On March 16, 2011 (the “Closing Date”) the Company was deemed to have issued 638,602 convertible preferred shares and 12,403,374 common shares for the acquisition of 100% of MMAX Media, Inc. (“MMAX”) pursuant to a reverse acquisition and recapitalization.

On the Closing Date March 16, 2011, the Company completed a private placement (the “Private Placement”) and sold an aggregate of 2,000,000 shares of restricted shares of Common Stock to 10 accredited investors for gross proceeds of $26,250 ($.125 per share) and paid direct offering costs of $8,788.

From the period March 17, 2011 to June 30, 2011 the Company sold an additional 210,000 shares of common stock for gross proceeds of $286,250 ($.125 per share).

During the six months ended June 30, 2011, the Company issued 100,000 shares of common stock for legal services with a fair value of $12,500 based on a recent cash offering price ($.125 per share).

During the six months ended June 30, 2011, the Company issued 144,000 shares of common stock for the conversion of a note payable of $15,000. In addition the Company recorded a beneficial conversion expense of $3,000 based on a recent cash offering price ($.125 per share).

During the six months ended June 30, 2011, the Company issued 250,000 shares of common stock for financing costs on notes payable of $31,250 based on a recent cash offering price ($.125 per share) (see note 7).

On May 11, 2011, 176,335 shares of convertible preferred stock were converted into 1,763,350 shares of common stock.

On June 30, 2011, 184,534 shares of convertible preferred stock were converted into 1,845,340 shares of common stock.

On July 1, 2011, the Company issued 20,000 shares of common stock for services with a fair value of $6,000 ($.30 per share).

On July 12, 2011, 193,576 shares of convertible preferred stock were converted into 1,935,760 shares of common stock.

On August 11, 2011, 84,157 shares of convertible preferred stock were converted into 841,570 shares of common stock.

On July 7, 2011, the Company granted options to purchase 200,000 shares of its common stock having an exercise price of $0.26 per share to a consultant.  Options to purchase 100,000 shares are exercisable upon the date of grant and the remaining options to purchase 100,000 shares are exercisable six months from the date of grant. The options expire on July 7, 2012.  The Options were valued using the Black-Scholes Option Pricing Model with the following assumptions: dividend yield of 0%, annual volatility of 173%, risk free interest rate of .0%, and expected life of 1 year. For the three and nine months ended September 30, 2011 the Company expensed $23,895.

On September July 7, 2011, the Company issued options to purchase 100,000 shares of its common stock to a consultant at an exercise price of $0.26 per share.  The options vest immediately.  The options expire on July 7, 2013.  The Options were valued using the Black-Scholes Option Pricing Model with the following assumptions: dividend yield of 0%, annual volatility of 173%, risk free interest rate of .0%, and expected life of 1 year. For the three and nine months ended September 30, 2011, the Company expensed $15,930.

During July and August the Company received subscriptions for the purchase of an aggregate of 2,080,000 shares of its common stock from 11 subscribers at a purchase price of $0.125 per share for gross proceeds of $260,000. No fees or commissions were paid in connection with the subscriptions.

On September 30, 2011, the Company has issued a total of 63,750 shares of common stock value at $16,575 ($.26 per share) as payment for liquidated damages.

Warrants

The following tables summarize all warrant grants to consultants for the six months ended June 30, 2011, and the related changes during these periods are presented below. No stock options were granted during the six months ended June 30, 2011.

	Number of Warrants	Weighted Average Exercise Price
Stock Warrants
Balance at December 31, 2010	—	—
Granted	11,200,000	$0.22
Exercised	—
Expired	—
Balance at September 30, 2011	11,200,000	$0.22
Warrants Exercisable at September 30, 2011	11,200,000	$0.22
Weighted Average Fair Value of Warrants Granted During 2011		$0.22

The following table summarizes information about options and warrants for the Company as of September 30, 2011:

	2011 Warrants Outstanding			Warrants Exercisable
Range of Exercise Price	Number Outstanding at September 30, 2011	Weighted Average Remaining Contractual	Weighted Average Exercise Price	Number Exercisable at September 30 2011	Weighted Average Exercise Price
$.16 to $.26	11,200,000	2.86	$0.22	500,000	$0.25

On March 24, 2011, the Company granted 500,000 three year warrants having an exercise price of $0.25 per share to a consultant for services. The warrants vest immediately. The Options were valued using the Black-Scholes Option Pricing Model with the following assumptions: dividend yield of 0%, annual volatility of 72%, risk free interest rate of .72%, and expected life of 2 years. For the three and nine months ended September 30, 2011 the Company expensed $0 and $15,930, respectively their fair value.

On July 7, 2011, the Company granted options to purchase 200,000 shares of its common stock having an exercise price of $0.26 per share to a consultant. Options to purchase 100,000 shares are exercisable upon the date of grant and the remaining options to purchase 100,000 shares are exercisable six months from the date of grant. The options expire on July 7, 2012. The Options were valued using the Black-Scholes Option Pricing Model with the following assumptions: dividend yield of 0%, annual volatility of 173%, risk free interest rate of .0% and expected life of 1 year. For the three and nine months ended September 30, 2011 the Company expensed $23,895, respectively their fair value.

On July 7, 2011, the Company issued options to purchase 100,000 shares of its common stock to a consultant at an exercise price of $0.26 per share. The options vest immediately. The options expire on July 7, 2013. The Options were valued using the Black-Scholes Option Pricing Model with the following assumptions: dividend yield of 0%, annual volatility of 173%, risk free interest rate of .0% and expected life of 1 year. For the three and nine months ended September 30, 2011 the Company expensed $15,930, respectively their fair value.

On July 7, 2011, the Company issued options to purchase 100,000 shares of its common stock to an employee at an exercise price of $0.26 per share. The options vest immediately. The options expire on July 7, 2013.  The Options were valued using the Black-Scholes Option Pricing Model with the following assumptions: dividend yield of 0%, annual volatility of 173%, risk free interest rate of .0%, and expected life of 1 year. For the three and nine months ended September 30, 2011 the Company expensed $15,930, respectively their fair value.

On September 9, 2011, the Company issued options to purchase 300,000 shares of its common stock to a consultant at an exercise price of $0.18 per share. The options vest immediately. The options expire on September 9, 2012.  The Options were valued using the Black-Scholes Option Pricing Model with the following assumptions: dividend yield of 0%, annual volatility of 182%, risk free interest rate of .12%, and expected life of 1 year. For the three and nine months ended September 30, 2011 the Company expensed $54,653 and $54,653, respectively their fair value.

NOTE 7 MEMBER EQUITY

During January 2010, the Company issued 201.02 units to founders for services. The units were valued at the fair value on the date of grant of $38.

During March 2010, the Company issued 71.82 units for cash of $133,000.

During June 2010, the Company issued 4 units for cash of $20,000.

During January, 2010, the Company issued 11.06 units for services with a fair value on the date of grant of $110,635.

During 2010, the managing member contributed $9,057 of salary back to the Company. The amount was recorded as an in-kind contribution by the managing member.

On May 31, 2010 the Company effected a 5.4 to 1 forward split of its units. The financial statements have been retroactively adjusted to reflect the unit split.

RELATED PARTIES	9 Months Ended	11 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
RELATED PARTIES

NOTE 10 – RELATED PARTIES

During 2010, a related party shareholder and officer contributed $9,057 of salary to the Company. The amount was recorded as an in-kind contribution.

During the nine months ended September 30, 2011, the Company borrowed $1,389 from a related party shareholder and officer to pay operating expenses. The loan bears no interest and is due on demand.

On August 15, 2011, the Company entered into an employment agreement with its Chief Executive Officer. The agreement is for a period of one year and automatically extends for one day each day until either party notifies the other not to further extend the employment period, provides for an annual base salary totaling $250,000 and annual bonuses based on pre-tax operating income, as defined, for an annual minimum of $50,000 in total. During the three months ended September 30, 2011 the Company recorded a salary expense of $33,963 including the prorate portions of the minimum annual bonus of $2,524. Accrued compensation at September 30, 2011 was $6,868.

NOTE 8 RELATED PARTIES

The Company leases employees from a Company owned by our managing member and principal unit holder. During the period ended December 31, 2010, the related party was paid $98,873.

During 2010, the Company paid $1,997 for sales commissions to a unit holder.

CONCENTRATIONS	9 Months Ended	11 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
CONCENTRATIONS

NOTE 11 – CONCENTRATIONS

For the nine months ended September 30, 2011 and the period from January 22, 2010 inception to September 30, 2011 one customer accounted for 42% and 20% of total sales, respectively.

NOTE 9 CONCENTRATIONS For the period from January 22, 2010 inception to December 31, 2010 two customers accounted for 20% and 11%, respectively of net revenues.